OPERATING EXPENSES	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
OPERATING EXPENSES
5.	OPERATING EXPENSES

	2015	2014	2013
Operating expenses by nature
Third-party services	(6,317,233)	(6,258,606)	(6,119,733)
Depreciation and amortization	(6,195,039)	(5,766,702)	(5,691,824)
Rentals and Insurance	(3,599,830)	(3,119,521)	(2,119,684)
Personnel	(2,719,530)	(2,829,307)	(2,534,222)
Network maintenance service	(1,901,569)	(1,923,074)	(2,328,140)
Interconnection	(1,808,845)	(2,689,815)	(3,965,623)
Contingencies	(861,500)	(779,314)	(656,849)
Allowance for doubtful accounts	(721,175)	(649,463)	(922,779)
Advertising and publicity	(405,626)	(674,275)	(556,500)
Handset and other costs	(284,637)	(730,444)	(515,377)
Impairment losses (i)	(590,641)
Taxes and other income (expenses)	(1,013,056)	(1,459,012)	(1,397,982)
Other operating income (expenses), net (ii)	277,954	3,245,643	2,369,555
	(26,140,727)	(23,633,890)	(24,439,158)
Operating expenses by function
Cost of sales and/or services	(16,250,083)	(16,257,192)	(16,466,773)
Selling expenses	(4,719,811)	(5,565,757)	(5,532,045)
General and administrative expenses	(3,912,178)	(3,834,563)	(3,683,440)
Other operating income	1,630,056	4,466,914	3,193,024
Other operating expenses	(2,866,828)	(2,437,411)	(1,932,174)
Equity pick up	(21,883)	(5,881)	(17,750)

Total operating expenses	(26,140,727)	(23,633,890)	(24,439,158)

(i)	As at December 31, 2015, the Company conducted the annual impairment test and recognized a loss on goodwill amounting to R$501,465 related to goodwill and trademarks for the Telecommunication services in Brazil due to a significant change in the macroeconomic conditions in Brazil and R$89,176 related to Africa which is being reported as held for sale. The fair value of the reporting unit was estimated using the expected present value of future cash flows.
(ii)	The other net operating income (expenses) for the year ended December 31, 2015 primarily include the reversal of a civil contingency amounting to R$325,709 arising from the revision of the calculation methodology and R$47,756 in costs relating to terminations of employments contracts in this period. Other net operating income (expenses) for the year ended December 31, 2014 primarily includes the gain of R$2.4 billion on the sale, net of transaction expenses, recognized in the context of the agreement entered into on December 3, 2013 by the Company and SBA Torres Brasil for the transfer of 100% of the shares of one of its subsidiaries that held 2,007 telecommunication towers used to provide mobile telephony services and R$355 million resulting from the revision of the calculation methodology of the provisions for losses in corporate lawsuits and the reversal of R$476 million from the provision related to the adhesion to the REFIS tax refinancing program.